REVENUES FROM CONTRACTS WITH CUSTOMERS - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue	$ 25,928	$ 13,470	$ 68,091	$ 39,855	$ 55,421	$ 42,902
Technology Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	22,938	11,460	59,890	34,331	47,694	38,827
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,990	2,010	8,201	5,524	7,727	4,075
Market access and live dealer studio
Disaggregation of Revenue [Line Items]
Total revenue	2,301	1,538	6,319	4,338	5,903	2,615
Reimbursables
Disaggregation of Revenue [Line Items]
Total revenue	$ 689	$ 472	$ 1,882	$ 1,186	$ 1,824	$ 1,460